Costs and expenses - Summary of Operating Costs And Expenses By Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Personnel	$ 122,988	$ 109,368	$ 46,280
IT Outsourcing, software, and hosting expenses	40,229	37,860	24,783
Marketing and events	8,720	8,649	3,861
Outsourced services	20,204	23,493	10,383
Traveling	4,223	2,224	1,071
Depreciation and amortization	4,616	4,072	2,400
Facilities	2,906	2,211	1,570
Expected credit losses	852	887	972
Other	2,801	2,938	837
Total	207,539	191,702	92,157
Cost of sales	52,832	49,592	34,851
General and administrative	28,348	31,889	13,961
Sales and marketing	67,798	63,521	23,844
Research and development	57,205	45,186	19,039
Other income (losses)	1,356	1,514	462
Total	207,539	191,702	92,157
Subscription cost [member]
Expenses by nature [abstract]
Cost of sales	41,408	38,380	27,801
Services cost [member]
Expenses by nature [abstract]
Cost of sales	$ 11,424	$ 11,212	$ 7,050